Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Investments
Schedule of changes in long-term investments

	Cost	Equity Method			Available-for-Sale
	Method	(CRIC)	(E-House)	(Others)	Securities	Total
	(In thousands)
Balance at December 31, 2011	$129,237	$244,388	$—	$26,450	$63,864	$463,939
New Investments	34,623	—	190,669	10,300	68,661	304,253
Income (loss) from investment	—	(9,077)	(7,657)	6,004	—	(10,730)
Investment impairment	(8,580)	—	—	(1,546)	(8,372)	(18,498)
Unrealized gain	—	—	—	—	30,373	30,373
Disposal of investment	(1,584)	(236,212)	—	(260)	(66,407)	(304,463)
Others	190	901	742	168	—	2,001
Balance at December 31, 2012	153,886	—	183,754	41,116	88,119	466,875
New Investments	40,427	—	—	3,341	4,769	48,537
Income from investment	—	—	2,250	7,275	—	9,525
Investment impairment	(6,134)	—	—	—	—	(6,134)
Unrealized gain	—	—	—	—	46,787	46,787
Disposal/dilution of investment	(26,145)	—	(10,205)	(456)	—	(36,806)
Changes from equity method to consolidation	—	—	—	(3,567)	—	(3,567)
Dividend received	—	—	(4,400)	(2,084)	—	(6,484)
Others	2,703	—	3,806	1,345	—	7,854
Balance at December 31, 2013	164,737	—	175,205	46,970	139,675	526,587
New Investments	180,854	—	—	13,763	39,640	234,257
Income from investment	—	—	10,138	9,333	—	19,471
Investment impairment	(10,126)	—	—	(5,187)	(2,647)	(17,960)
Unrealized gain	—	—	—	—	75,450	75,450
Disposal/dilution of investment	(37,625)	—	48,298	47,394	(9,654)	48,413
Changes from cost method to consolidation	(12,684)	—	—	—	—	(12,684)
Changes from cost method to available-for-sale securities	(20,000)	—	—	—	20,000	—
Dividend received	—	—	(5,867)	(4,103)	—	(9,970)
Others	(1,954)	—	(1,134)	(473)	—	(3,561)
Balance at December 31, 2014	$263,202	$—	$226,640	$107,697	$262,464	$860,003

Summary of condensed financial information

	Years Ended December 31,
	2013	2014
	(In thousands)
Operating data:
Revenue	$811,048	$1,023,959
Gross profit	$524,987	$698,579
Income from operations	$74,009	$89,934
Net income	$63,195	$88,228
Net income attributable to our equity method investments companies	$64,066	$75,121

	As of December 31,
	2013	2014
	(In thousands)
Balance sheet data:
Current assets	$1,159,823	$1,668,664
Long-term assets	$446,680	$610,181
Current liabilities	$410,587	$492,308
Long-term liabilities	$180,621	$161,899
Non-controlling interests	$14,727	$151,598

Schedule of equity method investments

	As of December 31,
	2012	2013	2014
	(In thousands)
Carrying value of investment in E-House	$183,754	$175,205	$226,640
Proportionate share of E-house’s net tangible and intangible assets *	169,729	169,194	208,731
Proportionate share of E-house’s change of APIC which was not picked up by SINA	—	—	15,885
Excess of carrying value of investment proportionate share of E-house’s net tangible and intangible assets	$14,025	$6,011	$2,024

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$18,078	$9,478	$4,860
Deferred tax liabilities	(4,053)	(3,467)	(2,836)
	$14,025	$6,011	$2,024

Cumulative (loss) gain in equity interest	$(7,657)	$(5,407)	$4,731

* The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$67,425	$44,580	$—	$112,005
MCOX	6,709	1,320	—	8,029
Others	10,770	8,871	—	19,641
December 31, 2013	$84,904	$54,771	$—	$139,675

Youku Tudou	$91,969	$—	$(3,036)	$88,933
Alibaba	20,000	130,777	—	150,777
Others	20,274	2,480	—	22,754
December 31, 2014	$132,243	$133,257	$(3,036)	$262,464